TRANSITION PERIOD FINANCIAL INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Transition Period Financial Information Details 1
Total Current Assets	$ 1,905	$ 3,303		$ 404
Total Non-Current Assets				509
Total assets	16,521	15,896		913
Total Current liabilities	11,574	10,808		1,234
Long Tern Bank Loan	112	127		126
Total stockholders' equity	(2,224)	(3,486)	$ (2,694)	(447)	$ 310
Total liabilities and Stockholders' Deficit	$ 16,521	$ 15,896		$ 913